Finite-Lived Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Jun. 30, 2013		Jun. 30, 2012
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 6,311		$ 6,107
Accumulated Amortization	(3,228)		(2,937)
Net Carrying Amount	3,083		3,170
Technology-based
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	3,760	[1]	3,550	[1]
Accumulated Amortization	(2,110)	[1]	(1,899)	[1]
Net Carrying Amount	1,650	[1]	1,651	[1]
Marketing-related
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,348		1,325
Accumulated Amortization	(211)		(136)
Net Carrying Amount	1,137		1,189
Contract-based
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	823		824
Accumulated Amortization	(688)		(644)
Net Carrying Amount	135		180
Customer-related
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	380		408
Accumulated Amortization	(219)		(258)
Net Carrying Amount	$ 161		$ 150

[1]	Technology-based intangible assets included $218 million and $177 million as of June 30, 2013 and 2012, respectively, of net carrying amount of software to be sold, leased, or otherwise marketed.